Stockholders' Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Table Text Block Supplement [Abstract]
Assumptions used

Expected volatility:	77%
Expected lives:	Various (30 days – 7 years)
Risk-free interest rate:	Various (0.50%-2.27%)
Expected dividend yield:	None

We used the following assumptions for options during the year ended December 31, 2017:

Expected volatility:	485%
Expected lives:	3 years
Risk-free interest rate:	1.98% - 2.01%
Expected dividend yield:	None

We used the following assumptions for options during the year ended December 31, 2016:

Expected volatility:	61%
Expected lives:	Less than 1 Year
Risk-free interest rate:	0.62%
Expected dividend yield:	None

Schedule of Warrants
	Number of	Weighted Average
Warrants	Warrants	Exercise Price
Balance at December 31, 2017	134,000	$0.27
Granted	238,573	$0.22
Exercised	(39,000)	$0.24
Forfeited	-
Balance at September 30, 2018	333,573	$0.19

Warrants	Number of Warrants	Weighted Average Exercise Price
Balance at December 31, 2015	22,227,876	$0.64
Granted	3,520,000	$0.25
Exercised	(9,835,666)	$0.31
Forfeited	-	-
Balance at December 31, 2016	15,912,210	$0.76
Granted	134,000	*
Exercised	(998,079)	$0.75
Exercised (re-priced to $0.00)	(14,692,500)	$0.00
Forfeited	(221,631)
Balance at December 31, 2017	134,000	$0.27
Exercisable December 31, 2017	134,000	$0.27

Schedule of Stock Options
	Number of	Weighted Average
	Options	Exercise Price
Balance at December 31, 2015	100,000	$0.75
Granted	-	-
Exercised	-	-
Forfeited	-	-
Balance at December 31, 2016	100,000	$0.75
Granted	-
Exercised	(100,000)	$0.75
Forfeited	-
Balance at December 31, 2017	-
Exercisable December 31, 2017	-